INCOME TAX - Computation of actual income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Statutory income tax rate	25.00%	25.00%	25.00%
Computed expected income tax benefit at the PRC statutory tax rate of 25%	$ (112,069)	$ (276,319)	$ (187,286)
Effect on tax rates in different tax jurisdiction	22,858	75,134	824
Preferential tax rate impact	(1,322)	(399)	(423)
Tax effect of non-deductible expenses and tax-free income	116,342	4,457	3,137
Tax effect of R&D expenses additional deduction	(44,392)	(13,025)	(17,732)
Change in valuation allowance	33,523	212,302	202,586
Others	1,006	(138)	7
Total income tax expense	$ 15,946	$ 2,012	$ 1,113